Note 17 - Revenue	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of revenue [text block]

17. Revenue

Total revenue consists of the following:

	2021	2020
Gold revenue	$467,990	$385,405
Copper revenue	209,644	173,473
Molybdenum revenue	187,162	136,954
Other by-product revenue(1)	17,796	14,764
Revenue from contracts with customers	$882,592	$710,596
Metal content and provisional pricing adjustments on concentrate sales	17,549	10,666
Total revenue	$900,141	$721,262

(1)	Includes silver, rhenium and sulfuric acid sales.

Total revenue by metals, including metal content and provisional pricing adjustments on concentrate sales, is as follows:

	2021	2020
Gold revenue	$467,355	$391,503
Copper revenue	227,715	178,597
Molybdenum revenue	187,162	136,954
Other by-product revenue	17,909	14,208
Total revenue	$900,141	$721,262

Customer Information

The following table presents sales to the individual customers that exceed 10.0% of total revenue:

	Region	2021	2020
Customer 1	Turkey	$142,841	$125,870
Customer 2	Canada	127,942	125,154
Customer 3	Canada	116,705	89,810
Total sales to customers exceeding 10.0% of total revenue		$387,488	$340,834
Percentage of total revenue		43.0%	47.3%